Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ (11,052,427)	$ (3,177,599)	$ (4,163,008)	$ (2,378,594)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	171,666	172,785	230,630	226,027
Common stock issued for amended license agreement				400,000
Issuance of common stock to employee			10,000	20,500
Common stock and warrants issued in exchange for services	1,559,588	15,000	21,000	26,184
Change in fair value of warrant liability	5,349,422
Restricted stock issued to employee		10,000
Warrants replaced in exchange for renegotiated agreement			429,902
Stock-based compensation	571,171	382,774	462,170	715,805
Capitalized patent write-off				88,727
Change in operating assets and liabilities:
Grants receivable	177,473	123,900	23,165	(241,686)
Other receivable		574,157
Taxes receivable			574,157	(322,293)
Prepaid expenses	(57,367)	(13,759)	55,069	(8,268)
Accounts payable	90,082	(279,833)	(179,053)	(370,620)
Accrued compensation	26,059	(100,940)	(99,565)	(107,520)
Total adjustments	7,888,094	884,084	1,527,475	426,856
Net cash used in operating activities	(3,164,333)	(2,293,515)	(2,635,533)	(1,951,738)
Investing activities:
Acquisition of intangible assets				(151,086)
Purchase of office equipment	(10,539)	(4,755)	(4,755)	(1,578)
Net cash used in investing activities	(10,539)	(4,755)	(4,755)	(152,664)
Financing activities:
Proceeds from sale of common stock, net	6,216,762
Settlement of broker fees associated with 2010 financing				40,743
Proceeds from sale of common stock pursuant to equity line				355,000
Proceeds from exercise of warrants and options	184,286			253,613
Net cash provided by financing activities	6,401,048			649,356
Net increase (decrease) in cash and cash equivalents	3,226,176	(2,298,270)	(2,640,288)	(1,455,046)
Cash and cash equivalents at beginning of period	3,356,380	5,996,668	5,996,668	7,451,714
Cash and cash equivalents at end of period	6,582,556	3,698,398	3,356,380	5,996,668
Supplemental information:
Cash paid for state income taxes			2,730	2,750
Supplemental disclosure of non cash investing and financing activities:
Warrants issued in Unit Offering	4,827,788
Reclassification of warrant liability to additional paid in capital relating to warrants exercised	$ 201,311